Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income Taxes	Income taxes charged to income were:

	Millions of Dollars
	2013	2012	2011

Current	$0.4	0.3	0.3
Deferred	0.1	—	—
Total	$0.5	0.3	0.3